ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 £ in Millions	Dec. 31, 2018 GBP (£)
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	£ 1,276
IAS 39 latent risk [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	(1,133)
12-month expected credit losses [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	619
Lifetime expected credit losses [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	1,203
Undrawn commitments [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	236
Economic Scenarios [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	351
Retail [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	760
Retail [Member] | Secured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	61
Retail [Member] | Unsecured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	566
Retail [Member] | UK Motor Finance [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	87
Retail [Member] | Other [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	46
Retail [Member] | IAS 39 latent risk [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	(823)
Retail [Member] | IAS 39 latent risk [member] | Secured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	(561)
Retail [Member] | IAS 39 latent risk [member] | Unsecured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	(133)
Retail [Member] | IAS 39 latent risk [member] | UK Motor Finance [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	(99)
Retail [Member] | IAS 39 latent risk [member] | Other [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	(30)
Retail [Member] | 12-month expected credit losses [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	445
Retail [Member] | 12-month expected credit losses [member] | Secured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	24
Retail [Member] | 12-month expected credit losses [member] | Unsecured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	279
Retail [Member] | 12-month expected credit losses [member] | UK Motor Finance [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	112
Retail [Member] | 12-month expected credit losses [member] | Other [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	30
Retail [Member] | Lifetime expected credit losses [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	723
Retail [Member] | Lifetime expected credit losses [member] | Secured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	371
Retail [Member] | Lifetime expected credit losses [member] | Unsecured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	251
Retail [Member] | Lifetime expected credit losses [member] | UK Motor Finance [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	72
Retail [Member] | Lifetime expected credit losses [member] | Other [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	29
Retail [Member] | Undrawn commitments [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	176
Retail [Member] | Undrawn commitments [Member] | Secured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	1
Retail [Member] | Undrawn commitments [Member] | Unsecured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	161
Retail [Member] | Undrawn commitments [Member] | UK Motor Finance [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	1
Retail [Member] | Undrawn commitments [Member] | Other [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	13
Retail [Member] | Economic Scenarios [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	239
Retail [Member] | Economic Scenarios [Member] | Secured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	226
Retail [Member] | Economic Scenarios [Member] | Unsecured Debt [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	8
Retail [Member] | Economic Scenarios [Member] | UK Motor Finance [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	1
Retail [Member] | Economic Scenarios [Member] | Other [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	4
Commercial Banking [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	371
Commercial Banking [Member] | IAS 39 latent risk [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	(190)
Commercial Banking [Member] | 12-month expected credit losses [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	108
Commercial Banking [Member] | Lifetime expected credit losses [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	330
Commercial Banking [Member] | Undrawn commitments [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	60
Commercial Banking [Member] | Economic Scenarios [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	63
Insurance and wealth [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	17
Insurance and wealth [Member] | IAS 39 latent risk [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	(5)
Insurance and wealth [Member] | 12-month expected credit losses [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	15
Insurance and wealth [Member] | Lifetime expected credit losses [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	6
Insurance and wealth [Member] | Economic Scenarios [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	1
Other [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	128
Other [Member] | IAS 39 latent risk [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	(115)
Other [Member] | 12-month expected credit losses [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	51
Other [Member] | Lifetime expected credit losses [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	144
Other [Member] | Economic Scenarios [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) - Schedule of Impairment Allowances Under IFRS 9 [Line Items]
Impairment allowances	£ 48